Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.4%
11,032	iShares 20+ Year Treasury Bond ETF	$1,173,474	2.0
11,119	iShares Core S&P Small-Cap ETF	1,075,207	1.9
22,036	Schwab U.S. TIPS ETF	1,181,350	2.0
1,314	Vanguard Mid-Cap ETF	277,149	0.5

	Total Exchange-Traded Funds
	(Cost $3,968,392)	3,707,180	6.4

MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 93.6%
313,584	Voya Global Bond Fund - Class R6	2,329,928	4.0
429,845	Voya High Yield Bond Fund - Class R6	2,892,857	5.0
2,096,529	Voya Intermediate Bond Fund - Class R6	18,344,627	31.7
315,430	Voya Large Cap Value Portfolio - Class R6	1,687,550	2.9
47,450	Voya Large-Cap Growth Fund - Class R6	1,788,399	3.1
555,424	Voya Limited Maturity Bond Portfolio - Class I	5,265,422	9.1
130,602	Voya MidCap Opportunities Portfolio - Class R6	573,343	1.0
189,701	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,718,689	3.0
30,269	Voya Multi-Manager International Equity Fund - Class I	289,065	0.5
101,970	Voya Multi-Manager International Factors Fund - Class I	887,138	1.5
61,491	Voya Multi-Manager Mid Cap Value Fund - Class I	539,888	0.9
81,268	Voya Small Company Fund - Class R6	1,080,865	1.9
188,109	Voya U.S. Bond Index Portfolio - Class I	1,751,297	3.0
279,664	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,782,653	4.8
479,603	Voya U.S. Stock Index Portfolio - Class I	8,129,279	14.0
240,032	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,345,110	4.1
26,198	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,799,816	3.1

	Total Mutual Funds
	(Cost $56,897,583)	54,205,926	93.6

	Total Investments in Securities (Cost $60,865,975)	$57,913,106	100.0
	Liabilities in Excess of Other Assets	(3,990)	–
	Net Assets	$57,909,116	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,707,180	$–	$–	$3,707,180
Mutual Funds	54,205,926	–	–	54,205,926
Total Investments, at fair value	$57,913,106	$–	$–	$57,913,106

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,312,617	$95,791	$(168,129)	$89,649	$2,329,928	$20,707	$(39,236)	$-
Voya High Yield Bond Fund - Class R6	2,810,948	103,262	(97,608)	76,255	2,892,857	43,230	(7,604)	-
Voya Intermediate Bond Fund - Class R6	17,281,587	1,380,946	(851,156)	533,250	18,344,627	155,199	(131,385)	101
Voya Large Cap Value Portfolio - Class R6	1,732,394	22,354	(305,534)	238,336	1,687,550	-	(191,011)	-
Voya Large-Cap Growth Fund - Class R6	1,619,861	114,419	(195,524)	249,643	1,788,399	-	(52,391)	-
Voya Limited Maturity Bond Portfolio - Class I	5,856,846	401,128	(1,069,249)	76,697	5,265,422	44,911	(40,168)	-
Voya MidCap Opportunities Portfolio - Class R6	552,171	27,486	(78,037)	71,723	573,343	-	(33,014)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,185,091	598,695	(154,422)	89,325	1,718,689	-	(29,553)	-
Voya Multi-Manager International Equity Fund - Class I	307,690	3,726	(40,619)	18,268	289,065	-	5,049	-
Voya Multi-Manager International Factors Fund - Class I	957,946	11,177	(154,773)	72,788	887,138	-	(4,418)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	570,240	9,310	(42,178)	2,516	539,888	-	485	-
Voya Small Company Fund - Class R6	1,113,588	50,309	(133,510)	50,478	1,080,865	-	(1,032)	-
Voya U.S. Bond Index Portfolio - Class I	1,701,821	82,514	(73,726)	40,688	1,751,297	15,281	(7,011)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,891,124	96,452	(162,879)	(42,044)	2,782,653	-	(21,859)	-
Voya U.S. Stock Index Portfolio - Class I	7,813,436	249,036	(504,648)	571,455	8,129,279	-	11,639	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,263,432	64,782	(113,894)	130,790	2,345,110	-	(14,588)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,580,345	147,136	(374,468)	446,803	1,799,816	-	(170,999)	-
	$52,551,137	$3,458,523	$(4,520,354)	$2,716,620	$54,205,926	$279,328	$(727,096)	$101

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $63,883,694.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,537,224
Gross Unrealized Depreciation	(7,507,812)
Net Unrealized Depreciation	$(5,970,588)